INCOME TAX:	12 Months Ended
Dec. 31, 2014
INCOME TAX: [Abstract]
INCOME TAX:

NOTE 10 - INCOME TAX:

The Company is taxed under Israel and the United States of America tax laws:

  Tax rates

(i)          Income from Israel is taxed at the corporate tax rate of 25% in 2012 and 2013 and as from 2014 and thereafter 26.5%. Capital gains are subject to capital gain tax, which equals to 25%.

(ii)          Income of the Subsidiary is taxed according to the federal tax laws in the US and the relevant state laws.

  Tax assessments

Foamix has tax assessments that are considered to be final through tax year 2010.

  Losses for tax purposes carried forward to future years

As of December 31, 2014, Foamix had approximately $15.2 million of net carry forward tax losses which are available to reduce future taxable income with no limited period of use.

During 2014, the US subsidiary incurred a tax expense in the amount of $6.

  Deferred income taxes:

	As of December 31
	2014	2013
In respect of:
Net operating loss carry forward	$4,019	$3,963
Research and development	2,121	490
Other	101	31
Less - valuation allowance	(6,241)	(4,484)
Net deferred tax assets	$-	$-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carry forward losses are expected to be available to reduce taxable income. As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

The main reconciling items between the statutory tax rate of the Company and the effective rate are nondeductible expenses, research and development expenses and the provision for full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits (see above).

e.       As of December 31, 2014 and 2013, the Company had not accrued a provision for uncertain tax positions

f.	Rollforward of valuation allowance:

Balance at January 1, 2013	$3,797
Additions	687
Balance at December 31, 2013	4,484
Additions	1,757
Balance at December 31, 2014	$6,241